Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 2,357	$ 2,637	$ 2,588
Costs and expenses:
Cost of sales, excluding depreciation	1,705	1,798	1,645
Selling, general and administrative expenses	392	389	388
Depreciation and amortization expenses	187	197	197
Research and development expenses	69	78	73
Restructuring and other costs (note 3)	43	33	23
Operating (loss) income	(39)	142	262
Other income (expense):
Interest expense, net	(277)	(256)	(249)
Other income, net	11	0	0
Loss on extinguishment and exchange of debt	(57)	7	(78)
(Loss) income before income taxes and losses from unconsolidated entities	(362)	(107)	(65)
Income taxes (note 8)	(8)	(27)	2
Loss before earnings from unconsolidated entities	(370)	(134)	(63)
Earnings from unconsolidated entities	5	(6)	0
Net income attributable to the noncontrolling interest	0	(1)	(1)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Net loss	$ (365)	$ (140)	$ (63)